Cover	Jun. 01, 2021
Cover [Abstract]
Document Type	8-K
Document Period End Date	Sep. 26, 2023
Entity Registrant Name	Commercial Vehicle Group, Inc.
Entity Incorporation, State or Country Code	DE
Entity File Number	001-34365
Entity Tax Identification Number	41-1990662
Entity Address, Postal Zip Code	43054
City Area Code	614
Local Phone Number	289-5360
Title of 12(b) Security	Common Stock, par value $0.01 per share
Trading Symbol	CVGI
Security Exchange Name	NASDAQ
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Entity Central Index Key	0001290900
Amendment Flag	false
Entity Address, Address Line One	7800 Walton Parkway
Entity Address, City or Town	New Albany
Entity Address, State or Province	OH